AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT D

SUPPLEMENT DATED FEBRUARY 7, 2006

TO THE

SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT PROSPECTUS

AS SUPPLEMENTED OCTOBER 21, 2005 AND DECEMBER 19, 2005

American General Life Insurance Company is amending its single premium immediate variable annuity Contract prospectus for the sole purpose of providing you with information regarding the availability of certain funds as investment options under the Contracts. The following funds (collectively referred to as “the Funds”) will no longer be offered as investment options under Contracts issued with an effective date on or after May 1, 2006:

•	Dreyfus IP MidCap Stock Portfolio – Initial Shares

•	Dreyfus VIF Developing Leaders Portfolio – Initial Shares

•	Dreyfus VIF Quality Bond Portfolio – Initial Shares

•	Janus Aspen Worldwide Growth Portfolio – Service Shares

•	MFS VIT Capital Opportunities Series – Initial Class

•	MFS VIT Emerging Growth Series – Initial Class

•	Putnam VT Growth and Income Fund – Class IB

•	UIF Equity Growth Portfolio – Class I Shares

•	UIF High Yield Portfolio – Class I Shares

If your Contract has an effective date prior to May 1, 2006, you will retain the right to invest in all of the Funds for any purpose allowed under your Contract.

Please note that if we receive any instruction from you for transfers, dollar cost averaging or automatic rebalancing into or out of any one or more of the Funds after 3:00 p.m. Central Time on Thursday, April 27, 2006, we will delay the entire transaction until after 3:00 p.m. Central Time on April 28, 2006, when we will execute such transaction. Your allocation or transfer will use prices established after the close of the New York Stock Exchange on May 1, 2006.

The Funds will no longer be offered as investment options under Contracts with an effective date of May 1, 2006 or later.

For a period of time after May 1, 2006, the owner of any Contract may receive confirmations, statements and other reports that contain the name of one or more of the Funds.